March 7, 2008

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	The Prudential Discovery Premier Group Variable Contract Account

(File No.811-09799)

Discovery Premier Group Retirement Annuity

(File No. 333-95637)

Dear Commissioners:

On behalf of Prudential Insurance Company of America and Prudential Discovery Premier Group Variable Contract Account (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s annual report for the period ending December 31, 2007 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: AIM V.I. Government Securities Fund (Series I), AIM V.I. International Growth Fund (Series I), AIM V.I. Dynamics Fund (Series I), AIM V.I. Core Equity Fund (Series I), AllianceBernstein Large Cap Growth Portfolio (Class A), AllianceBernstein Small Cap Growth Portfolio (Class A), AllianceBernstein Growth and Income Portfolio (Class A), American Century VP Income & Growth Fund (Class I), Credit Suisse Trust Mid-Cap Core Portfolio, Davis Value Portfolio, Delaware VIP Emerging Market Series (Standard), The Dreyfus Socially Responsible Growth Fund (Initial), Franklin Small-Mid Cap Growth Securities Fund (Class 1), Templeton Foreign Securities Fund (Class 1), Janus Aspen Mid Cap Growth Portfolio (Institutional), Janus Aspen Worldwide Growth Portfolio (Institutional), Janus Aspen Growth and Income Portfolio (Institutional), MFS Research Bond Series (Initial), MFS Investors Trust Series (Initial), MFS Emerging Growth Series (Initial), MFS Total Return Series (Initial), MFS Investors Growth Stock Series (Initial), PIMCO Short Term Portfolio (Administrative), T. Rowe Price Equity Income Portfolio, The Prudential Series Fund (Class I): Money Market Portfolio, Diversified Bond Portfolio, Government Income Portfolio, Conservative Balanced Portfolio, Small Capitalization Stock Portfolio, Flexible Managed Portfolio, High Yield Bond Portfolio, Stock Index Portfolio, Value Portfolio, Equity Portfolio, Jennison Portfolio, Global Portfolio and Jennison 20/20 Focus Portfolio.

1.	Filer/Entity:	AIM Variable Insurance Funds

	Registration No.:	811-07452

	CIK No.:	0000896435

	Accession No.:	0000950129-08-001416

	Date of Filing:	2008-03-03

2.	Filer/Entity:	AllianceBernstein Variable Products Series Fund, Inc.

	Registration No.:	811-05398

	CIK No.	0000825316

	Accession No.:	0001193125-08-037415

	Date of Filing:	2008-02-25

3.	Filer/Entity:	American Century Variable Portfolios, Inc.

	Registration No.:	811-05188

	CIK No.	0000814680

	Accession No.:	0000814680-08-000002

	Date of Filing:	2008-02-22

4.	Filer/Entity:	Credit Suisse Trust

	Registration No.:	811-07261

	CIK No.	000941568

	Accession No.:	0001104659-08-015812

	Date of Filing:	2008-03-06

5.	Filer/Entity:	Davis Variable Account Fund, Inc.

	Registration No.:	811-09293

	CIK No.	0001084060

	Accession No.:	0001084060-08-000002

	Date of Filing:	2008-02-20

6.	Filer/Entity:	Delaware VIP Trust

	Registration No.:	811-05162

	CIK No.:	0000814230

	Accession No:	0001104659-08-015732

	Date of Filing:	2008-03-06

7.	Filer/Entity:	Franklin Templeton Variable Insurance Products Trust

	Registration No.:	811-05583

	CIK No.:	0000837274

	Accession No.:	0001193125-08-042938

	Date of Filing:	2008-02-29

8.	Filer/Entity:	Janus Aspen Series

	Registration No.:	811-07736

	CIK No.	0000906185

	Accession No.:	0001104659-08-013800

	Date of Filing:	2008-02-28

9.	Filer/Entity	MFS Variable Insurance Trust

	Registration No.:	811-08326

	CIK No.	0000918571

Accession No.:

	Date of Filing:	2008 FILING PENDING

10.	Filer/Entity:	PIMCO Variable Insurance Trust

	Registration No.:	811-08399

	CIK No.	0001047304

	Accession No.:	0001193125-08-043832

	Date of Filing:	2008-02-29

11.	Filer/Entity	T. Rowe Price Equity Series, Inc.

	Registration No.:	811-07143

	CIK No.	0000918294

	Accession No.:	0000918294-08-000008

	Date of Filing:	2008-02-25

12.	Filer/Entity:	The Dreyfus Socially Responsible Growth Fund, Inc.

	Registration No.:	811-07044

	CIK No.:	0000890064

	Accession No.:	0000890064-08-000001

	Date of Filing:	2008-02-14

13.	Filer/Entity	The Prudential Series Fund

	Registration No.:	811-03623

	CIK No.	0000711175

Accession No.:

	Date of Filing:	2008 FILING PENDING

If you have any questions regarding this filing, please contact me at (732) 482-6816.

Sincerely,

/s/ John M. Ewing
John M. Ewing
Vice President and Corporate Counsel